T. Rowe Price Large Cap Value Portfolio Investment Objectives and Goals - T. Rowe Price Large Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	T. Rowe Price Large Cap Value Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	Income is a secondary objective.